STEIN ROE INTERNATIONAL FUND


                        Semiannual Report o March 31, 2002



[LOGO: STEIN ROE MUTUAL FUNDS]

CONTENTS



From the President                                             1
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Performance Summary                                            2
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Portfolio Managers' Report                                     3
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Investment Portfolio                                           7
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Financial Statements                                          12
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Notes to Financial Statements                                 18
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Financial Highlights                                          26
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Transfer Agent                                                29
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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE


For monthly performance updates on all Stein Roe funds, please visit steinroe.com. Must be preceded or accompanied by a prospectus.

FROM THE PRESIDENT

[PHOTO OF: Keith T. Banks]


Dear Shareholder:

     In the six months since our last report, investors have witnessed a turnaround in the US economy and the beginnings of recovery elsewhere in the world. The S&P 500 Index managed to recover all of the ground that it lost in the wake of the events of September 11. Most foreign markets are still trying to regain lost momentum; however Europe and much of Asia have gotten a recent boost as signs of economic recovery are appearing. The one exception among developed markets is in Japan, where there is still a struggle to boost economic growth and to generate a meaningful and sustainable uptick in stock prices.

     In the report that follows, your portfolio manager will talk about the events of the period and the fund's performance in greater detail. You made a decision to diversify your portfolio with an investment in foreign markets and we encourage you to stay the course despite recent negative performance. Diversification is a long-term strategy, best measured over several years. We hope you will view your international investments in that way. As always, we thank you for investing in Stein Roe funds.

     Sincerely,

/s/ Keith T. Banks

     Keith T. Banks
     President
     Stein Roe Mutual Funds

Economic and market conditions change frequently. There is no assurance that trends described herein will continue or commence.

PERFORMANCE SUMMARY


Average annual total return (%)
Period Ended March 31, 2002

                                   6-month
                                (cumulative)   1-year     5-year     Life+
--------------------------------------------------------------------------------
Stein Roe International Fund        0.41       -10.79     -5.66     -1.77
--------------------------------------------------------------------------------
MSCI EAFE Index                    10.35        -7.49      2.29      4.08
--------------------------------------------------------------------------------
Morningstar Foreign
Stock Category                      7.52        -8.50      1.32      2.64
--------------------------------------------------------------------------------

+Fund began operation on 3/1/94. Morningstar and MSCI EAFE Index performances are from 2/28/94.

INVESTMENT COMPARISONS

Value of a $10,000 Investment from March 1, 1994 to March 31, 2002

[LINE CHART DATA]:
                                                                    Morningstar
                             Stein Roe             MSCI               Foreign
                        International Fund      EAFE Index        Stock Category

3/1/94                      $  10,000.0        $  10,000.0        $  10,000.0
                                9,760.0            9,569.0            9,578.9
                               10,030.4            9,974.7            9,817.4
                               10,140.7            9,917.9            9,793.4
                                9,990.6           10,057.7            9,674.2
                               10,360.3           10,154.3            9,945.4
                               10,730.1           10,394.9           10,232.1
                               10,609.9           10,067.5            9,985.7
                               10,700.1           10,402.7           10,175.0
                               10,050.6            9,902.4            9,694.0
                               10,096.9            9,964.7            9,608.2
                                9,370.9            9,582.1            9,165.4
                                9,289.4            9,554.3            9,181.5
3/95                            9,534.6           10,150.5            9,468.3
                                9,861.7           10,532.2            9,777.5
                                9,912.9           10,406.8            9,877.2
                                9,994.2           10,224.7            9,888.5
                               10,627.8           10,861.7           10,413.1
                               10,290.9           10,447.9           10,222.0
                               10,475.1           10,651.6           10,363.2
                               10,158.8           10,365.1           10,174.7
                               10,128.3           10,653.2           10,281.1
                               10,489.9           11,082.5           10,588.6
                               10,634.7           11,128.0           10,839.4
                               10,654.9           11,165.8           10,906.0
3/96                           10,913.8           11,402.5           11,088.7
                               11,503.1           11,734.4           11,451.8
                               11,472.1           11,518.4           11,457.0
                               11,575.3           11,583.0           11,533.9
                               11,068.3           11,244.7           11,111.2
                               11,223.3           11,269.5           11,256.9
                               11,336.6           11,569.2           11,493.3
                               11,098.6           11,451.2           11,438.1
                               11,512.5           11,907.0           11,937.3
                               11,364.0           11,753.4           11,990.4
                               11,437.9           11,342.0           11,993.0
                               11,554.6           11,528.0           12,158.6
3/97                           11,585.8           11,569.5           12,180.5
                               11,522.0           11,630.8           12,205.7
                               12,335.5           12,388.0           12,922.9
                               12,926.4           13,070.6           13,515.8
                               12,926.4           13,282.3           13,880.8
                               12,017.6           12,290.1           12,939.7
                               12,450.3           12,978.4           13,723.7
                               11,510.3           11,980.4           12,727.3
                               11,130.4           11,858.1           12,599.5
                               10,963.5           11,961.3           12,676.3
                               11,337.3           12,508.0           12,983.4
                               11,948.4           13,311.0           13,862.3
3/98                           12,673.7           13,720.9           14,605.2
                               12,912.0           13,829.3           14,831.0
                               12,810.0           13,761.6           14,888.2
                               12,470.5           13,866.2           14,748.6
                               12,867.0           14,006.2           14,944.0
                               10,805.8           12,270.8           12,831.7
                               10,375.7           11,894.1           12,366.1
                               11,214.0           13,133.5           13,260.8
                               11,802.8           13,805.9           13,944.7
                               12,224.1           14,349.9           14,378.4
                               12,350.0           14,306.8           14,513.2
                               11,880.7           13,966.3           14,174.4
3/99                           12,315.6           14,548.7           14,666.1
                               13,047.1           15,138.0           15,392.5
                               12,497.8           14,358.3           14,799.6
                               13,252.7           14,918.3           15,627.8
                               13,606.5           15,361.4           16,060.0
                               13,881.4           15,418.2           16,227.4
                               13,800.9           15,574.0           16,312.5
                               14,166.6           16,158.0           16,920.8
                               14,944.4           16,718.7           18,341.2
                               16,343.1           18,220.0           20,578.1
                               15,256.3           17,063.0           19,628.0
                               15,617.9           17,522.0           21,119.3
3/00                           15,104.1           18,201.9           21,126.5
                               13,936.5           17,244.5           19,699.2
                               13,107.3           16,823.7           19,026.3
                               13,212.2           17,481.5           19,911.6
                               12,896.4           16,749.0           19,232.6
                               13,037.0           16,894.7           19,620.1
                               12,615.9           16,072.0           18,514.5
                               11,973.7           15,692.7           17,754.5
                               11,600.1           15,104.2           16,859.3
                               11,879.7           15,640.4           17,432.0
                               11,409.3           15,632.6           17,545.2
                               10,538.7           14,460.1           16,205.2
3/01                            9,704.1           13,495.6           14,920.5
                               10,174.7           14,433.6           15,909.1
                                9,833.9           13,924.1           15,516.2
                                9,634.2           13,354.6           14,957.0
                                9,328.8           13,111.5           14,493.7
                                9,234.6           12,779.8           14,083.1
                                8,623.3           11,485.2           12,519.5
                                8,646.6           11,779.2           12,903.3
                                8,752.1           12,213.9           13,436.6
                                8,810.7           12,286.0           13,619.6
                                8,340.2           11,633.6           13,074.9
                                8,457.8           11,715.0           13,120.5
3/02                            8,658.0           12,349.0           13,815.0



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR MONTHLY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Share price and investment return will vary, so you may have a gain or loss when you sell your shares. The above illustration assumes a $10,000 investment made on March 1, 1994 (February 28, 1994 for the Index and Morningstar category), and reinvestment of income and capital gains distributions. The Morgan Stanley Capital International Europe Australasia Far East (MSCI EAFE) Index is an unmanaged group of securities that differs from the composition of any Stein Roe Fund; it is not available for direct investment. Foreign investing involves market, political, currency exchange rate and accounting risks not associated with domestic securities.

The fund's return is also compared to the average return of the funds included in the Morningstar Foreign Stock Funds category (Morningstar Average). This Morningstar Average is composed of funds with similar investment styles as measured by their underlying portfolio holdings. Morningstar does not warrant their information to be accurate, correct, complete or timely. They shall not be responsible for investment decisions, damages or other losses resulting from use of the averages. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Sales charges are not reflected in the Morningstar averages. Source: Morningstar.




2
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PORTFOLIO MANAGERS' REPORT


Fund Commentary


Commentary from Charles Roberts
and Deborah Snee,
Portfolio Managers of
Stein Roe International Fund

     For the six-month period ended March 31, 2002, Stein Roe International Fund produced a total return of 0.41%. This trailed the return of the fund's benchmark, MSCI EAFE Index, which returned 10.35% for the same period.


--------------------------------------------------------------------------------
[text inset]:

Investment Objective and Strategy:

Stein Roe International Fund seeks long-term growth and invests all of its investable assets in SR&F International Portfolio. The portfolio may invest in foreign companies of any size, but generally focuses on large capitalization companies. It seeks broad diversification both in terms of countries of issuers.

Fund Inception:

March 1, 1994

Net Assets:

$33.1 million
--------------------------------------------------------------------------------


     The fund's disappointing performance can be attributed to its emphasis on high quality companies that have a history of accelerating earnings and the potential for continued growth--an approach that was out of favor during the six-month period. However, our goal is to hold stocks for several years and not readjust the portfolio to coincide with economic cycles. As a result, the fund suffered because it had relatively little exposure to economically-sensitive stocks, such as industrial materials and consumer discretionary companies, which did well in anticipation of an economic recovery.

European and Asian companies helped performance

     At one-quarter of the fund's net assets, the United Kingdom (UK) was the fund's largest country position. The UK is one of the world's most important markets and headquarters for many well-known multinational companies that are represented in the portfolio: GlaxoSmithKline (2.0% of net assets), a pharmaceutical company, and Unilever (1.9% of net assets), a consumer products company, both aided performance.

     While the fund's investments in Ireland were only 1.9% of net assets, they were the most significant contributors to performance. In Ireland we favored banks, such as Bank of Ireland (1.9% of net assets), that benefited from a generally healthy business climate and had limited exposure to financial problems in other parts of the world.


-----------------------------------
[text inset]:

Top 10 Equity Holdings
(% of net assets)
-----------------

Canon                        3.5
Nestle SA Registered         3.3
Altana AG                    3.1
Diageo PLC                   2.4
Concessioni e Costruzioni
  Autostrade SpA             2.3
Heineken NV                  2.2
GlaxoSmithKline              2.0
Capita Group PLC             2.0
Unilever PLC                 1.9
Kao Corp.                    1.9
-----------------------------------


     Investments throughout continental Europe also helped performance. These included Nestle (3.3% of net assets), a Swiss-based food company, and Germany's SAP (1.7% of net assets), a leading global software provider. In a move toward increasing technology investments, we added Dassault Systemes (1.3% of net assets), a French manufacturer of CAD/CAM equipment used in automobile design.
     Japan was the fund's second largest country position at 16.0% of net assets. Despite Japan's economic and financial problems, individual stocks performed well. Japan-based Canon (3.5% of net assets), a computer equipment company and one of the fund's largest holdings, contributed positively to performance. Because the Japanese stock market generally performed poorly, some of our long-term fund holdings there lost value. For example, Osaka Gas (1.1% of net assets), which we believe continues to have good prospects for stable growth over the long term, declined significantly during the six-month report period.


--------------------------------------------------
[text inset]:

Equity Portfolio Highlights

                                        MSCI EAFE
                            Portfolio     Index

Number of Holdings             66         1,022

Dollar Weighted
     Median Market
     Capitalization ($mil.)    21,385    25,891
--------------------------------------------------


     Combined investments in Hong Kong and Singapore represented 4.5% of net assets. In Hong Kong, we reduced our position in Hong Kong and China Gas (0.8% of net assets) in favor of Johnson Electric Holdings (1.4% of net assets), which manufactures electric motors for automobiles. In Singapore, we held DBS Group Holdings (0.8% of net assets) one of the country's largest banks which is expanding into other parts of Asia.

Insurance stocks pulled down the fund's return

     Insurance stocks were the biggest drag on performance. We were attracted to certain insurance companies because they have the potential to benefit from the development of private pension funds in Europe. However, these same companies were exposed to liabilities of the September 11 attacks on the United States, and that hurt performance during the six months.


-----------------------------------
[text inset]:

Country allocation
(% of net assets)
-----------------

                    Portfolio

United Kingdom        25.7
Japan                 16.1
France                11.2
Germany               10.6
Switzerland            6.7
Italy                  5.3
Netherlands            4.7
Australia              3.7
Hong Kong              3.2
Ireland                1.9
Denmark                1.5
Belgium                1.4
Singapore              1.2
Spain                  1.1
Finland                0.8
-----------------------------------



Looking ahead

     We believe the portfolio is invested in companies that have the potential to do well in virtually any economic environment. While we have added companies that are economically sensitive, we continue to focus on the attributes of individual companies rather than the macroeconomic environment.



MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT STEINROE.COM FOR DAILY PERFORMANCE UPDATES. Past performance is no guarantee of future results. Total return performance includes changes in share price and reinvestment of income and capital gains distributions. Share price and investment returns will vary, so you may have a gain or loss when you sell shares. Portfolio holdings are as of March 31, 2002, and are subject to change. Holdings are disclosed as a percentage of SR&F International Portfolio's net assets. The MSCI EAFE Index is an unmanaged group of international securities that differs from the composition of any Stein Roe fund; it is not available for direct investment. The MSCI EAFE Index has holdings in countries in which the fund does not invest.

There are also specific risks involved when investing in foreign stocks, such as currency exchange rate fluctuations, economic change, instability of emerging countries and political developments.




5
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Portfolio Asset Allocation as of 3/31/02
(% of net assets)
-----------------


[PIE CHART DATA]:

Cash Equivalents & Other             5.0
Common Stock                        95.0



Economic Sector Breakdown as of 3/31/02

Equity Portfolio
(% of net assets)
----------------

[BAR CHART DATA]:

Consumer staples                    23.8
Health care                         21.4
Financials                          14.3
Industrials                         11
Information technology              11


Sector breakdowns are calculated as a percentage of net assets. Since the fund is actively managed, there can be no guarantee the fund will continue to maintain the same portfolio holdings and sector breakdown in the future.

SR&F INTERNATIONAL PORTFOLIO


Investment Portfolio
--------------------
March 31, 2002 (Unaudited)


Common Stocks - 95.0%                                 Shares         Value

CONSUMER DISCRETIONARY - 2.8%
   Hotels, Restaurants & Leisure - 1.7%
   Restaurants - 1.7%
   Compass Group PLC........................         84,854     $  568,270
                                                             -------------

   Retailing - 1.1%
   Department Stores - 1.1%
   Marks & Spencer PLC .....................         63,907        356,732
                                                             -------------

CONSUMER STAPLES - 23.8%
   Food & Drug Retailing - 4.6%
   Food Retail - 4.6%
   Carrefour SA  ...........................         11,000        517,077
   Seven-Eleven Japan Co., Ltd. ............         18,000        559,023
   Tesco PLC  ..............................        130,250        450,973
                                                             -------------
                                                                 1,527,073
                                                             -------------
   Food, Beverages & Tobacco - 14.1%
   Brewers - 4.0%
   Foster's Group, Ltd. ....................        241,290        596,403
   Heineken N.V. (a)........................         17,690        719,140
                                                             -------------
                                                                 1,315,543
                                                             -------------
   Distillers & Vintners - 2.4%
   Diageo PLC ..............................         61,134        807,334
                                                             -------------

   Packaged Foods - 6.8%
   Nestle SA  ..............................          4,890      1,085,699
   Reckitt Benckiser PLC....................         33,100        544,275
   Unilever PLC  ...........................         79,556        636,853
                                                             -------------
                                                                 2,266,827
                                                             -------------
   Soft Drinks - 0.9%
   Ito En, Ltd.  ...........................          8,700        306,264
                                                             -------------

   Household & Personal Products - 5.1%
   Household Products - 1.9%
   Kao Corp.  ..............................         34,000        633,047
                                                             -------------

   Personal Products - 3.2%
   Beiersdorf AG ...........................          3,600        429,331
   L'Oreal SA ..............................          8,503        627,308
                                                             -------------
                                                                 1,056,639
                                                             -------------

ENERGY - 3.5%
   Integrated Oil & Gas - 1.7%
   BP PLC (a)...............................         61,257        545,532
                                                             -------------



See notes to Investment Portfolio.

                                                      Shares         Value
   Oil & Gas Equipment & Services - 1.8%
   L'Air Liquide SA ........................          4,154     $  608,221
                                                             -------------

FINANCIALS - 14.3%
   Banks - 5.5%
   Banca Fideuram S.p.A.....................         50,850        407,680
   Commonwealth Bank of Australia  .........         36,700        627,737
   DBS Group Holdings, Ltd. ................         35,000        280,987
   Royal Bank of Scotland Group PLC.........         19,942        513,750
                                                             -------------
                                                                 1,830,154
                                                             -------------
   Diversified Financials - 4.5%
   Diversified Financial Services - 3.5%
   Bank of Ireland  ........................         58,000        626,952
   Fortis B-NPV VVPR STRIP (a)..............        116,928          1,018
   Fortis Bank Nederland N.V. (a)...........          2,600              9
   Lloyds TSB Group PLC.....................         50,852        522,429
                                                             -------------
                                                                 1,150,408
                                                             -------------
   Multi-Sector Holdings - 1.0%
   Hutchison Whampoa, Ltd. .................         39,350        346,857
                                                             -------------

   Insurance - 4.3%
   Life & Health Insurance - 0.9%
   Aegon N.V................................         11,609        282,756
                                                             -------------

   Multi-Line Insurance - 2.0%
   Allianz AG ..............................          1,900        448,220
   CGNU PLC.................................         21,530        227,325
                                                             -------------
                                                                   675,545
                                                             -------------
   Reinsurance - 1.4%
   Muenchener Rueckversicherungs
     Gesellschaft AG, Registered Shares ....          1,849        458,723
                                                             -------------

HEALTH CARE - 21.4%
   Health Care Equipment & Services - 1.8%
   Health Care Supplies - 1.8%
   Smith & Nephew PLC.......................        101,700        593,778
                                                             -------------

   Pharmaceuticals & Biotechnology - 19.6%
   Pharmaceuticals - 19.6%
   Altana AG  ..............................         19,300      1,026,520
   AstraZenca PLC...........................         10,961        544,611
   Aventis SA...............................          7,054        486,328
   GlaxoSmithKline PLC......................         28,730        677,104
   Novartis AG..............................         10,000        392,698
   Novo Nordisk A/S, Class B  ..............         12,400        493,216
   Roche Holding AG ........................          4,193        325,458
   Sanofi-Synthelabo SA.....................          9,378        600,837
   Schering AG..............................         10,000        583,235
   Serono SA  ..............................            460        404,156
   Takeda Chemical Industries, Ltd. ........         13,000        526,233
   UCB SA  .................................         11,782        456,402
                                                             -------------
                                                                 6,516,798
                                                             -------------



See notes to Investment Portfolio.

                                                      Shares         Value
INDUSTRIALS - 11.0%
   Capital Goods - 1.4%
   Electrical Components & Equipment - 1.4%
   Johnson Electric Holdings, Ltd.  ........        335,500     $  471,021
                                                             -------------

   Commercial Services & Supplies - 4.0%
   Diversified Commercial Services - 2.0%
   Park24 Co., Ltd. ........................          3,200        167,647
   Secom Co., Ltd.  ........................         11,000        485,904
                                                             -------------
                                                                   653,551
                                                             -------------
   Employment Services - 2.0%
   Capita Group PLC.........................        112,205        663,506
                                                             -------------

   Transportation - 5.6%
   Air Freight & Couriers - 1.8%
   TPG N.V..................................         28,293        586,910
                                                             -------------

   Airport Services - 1.5%
   BAA PLC..................................         54,241        492,325
                                                             -------------

   Highways & Railtracks - 2.3%
   Concessioni e Costruzioni Autostrade S.p.A.       99,595        754,268
                                                             -------------

INFORMATION TECHNOLOGY - 11.0%
   Software & Services - 3.7%
   Application Software - 3.0%
   Dassault Systemes SA.....................          8,900        430,758
   SAP AG  .................................          3,730        564,972
                                                             -------------
                                                                   995,730
                                                             -------------
   Information Technologies
   Consulting & Services - 0.7%
   Altran Technologies SA ..................          4,395        250,976
                                                             -------------

   Technology Hardware & Equipment - 7.3%
   Networking Equipment - 0.4%
   Datacraft Asia Ltd. .....................         57,800        129,472
                                                             -------------

   Office Electronics - 3.5%
   Canon, Inc...............................         31,000      1,149,706
                                                             -------------

   Semiconductors - 2.6%
   Murata Manufacturing Co., Ltd.  .........          4,000        256,294
   Rohm Co., Ltd............................          2,800        420,021
   STMicroelectronics N.V...................          5,400        180,272
                                                             -------------
                                                                   856,587
                                                             -------------
   Telecommunications Equipment - 0.8%
   Nokia Oyj  ..............................         12,600        265,323
                                                             -------------



See notes to Investment Portfolio.

                                                      Shares         Value

TELECOMMUNICATION SERVICES - 3.6%
   Diversified Telecommunication Services - 1.1%
   Integrated Telecommunication Services - 1.1%
   Telefonica de Espana ADR  ...............         10,603     $  351,063
                                                             -------------

   Wireless Telecommunication Services - 2.5%
   NTT DoCoMo Inc. - W/I (a)................            140        378,863
   NTT DoCoMo Inc...........................             35         94,980
   Vodafone Group PLC.......................        200,255        370,233
                                                             -------------
                                                                   844,076
                                                             -------------

UTILITIES - 3.6%
   Gas Utilities - 3.6%
   Hong Kong & China Gas Co., Ltd. .........        179,200        249,288
   Italgas S.p.A............................         61,400        585,263
   Osaka Gas Co., Ltd. .....................        162,000        359,023
                                                             -------------
                                                                 1,193,574
                                                             -------------

TOTAL COMMON STOCKS
   (cost of $32,559,314)....................                    31,504,589
                                                             -------------

Warrants - 0.0%                                       Units
UTILITIES - 0.0%
   Multi-Utilities - 0.0%
   Vivendi Environnement (a)
     (expires 03/08/06)
     (cost of $0)...........................          7,100          2,472
                                                             -------------

Short-Term Obligation - 5.4%                            Par
   Repurchase agreement with SBC Warburg Ltd.,
   dated 03/28/02, due 04/01/02 at 1.850%
   collateralized by U.S. Treasury notes with
   various maturities to 2027, maturity value of
   $1,854,314 (repurchase proceeds $1,809,372)
   (cost of $1,809,000)                          $1,809,000      1,809,000
                                                             -------------

TOTAL INVESTMENTS - 100.4%
   (cost of $34,368,314)(b)                                     33,316,061
                                                             -------------

Other Assets & Liabilities, Net - (0.4)%....                      (148,409)
                                                             -------------

Net Assets - 100.0%                                            $33,167,652
                                                             =============


See notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO:
--------------------------------------------------------------------------------
(a) Non-income producing.
(b) Cost for both financial statement and federal income tax purposes is the same.

Summary of Securities
by Countries              Value     % of Total Investments
---------------       -------------  --------------------
United Kingdom        $ 8,515,030               25.6
Japan                   5,337,005               16.0
France                  3,704,249               11.1
Germany                 3,511,001               10.5
Switzerland             2,208,011                6.6
United States           1,809,000                5.4
Italy                   1,747,211                5.2
Netherlands             1,588,815                4.8
Australia               1,224,140                3.7
Hong Kong               1,067,166                3.2
Ireland                   626,952                1.9
Denmark                   493,216                1.5
Belgium                   457,420                1.4
Singapore                 410,459                1.2
Spain                     351,063                1.1
Finland                   265,323                0.8
                      -----------             ------
                      $33,316,061              100.0%
                      ===========             ======


          Acronym               Name
       ------------        --------------
            ADR      American Depositary Receipt
           STRIP     Separately Traded Receipt
                      of Interest and Principal







See notes to financial statements.

SR&F INTERNATIONAL PORTFOLIO



Statement of Assets and Liabilities
-----------------------------------
March 31, 2002 (Unaudited)

Assets:
Investments, at cost....................................     $  34,368,314
                                                             -------------
Investments, at value...................................     $  33,316,061
Cash....................................................               589
Foreign currency (cost of $207,375).....................           206,615
Receivable for:
   Interest.............................................               372
   Dividends............................................           103,291
Deferred Trustees' compensation plan....................               324
                                                             -------------
     Total Assets.......................................        33,627,252
                                                             -------------

Liabilities:
Payable for:
   Investments purchased................................           386,963
   Management fee.......................................            24,624
   Transfer agent fee...................................               459
   Bookkeeping fee......................................               756
   Trustees' fee........................................             1,405
   Custody fee..........................................            17,566
Deferred Trustees' fee..................................               324
Other liabilities.......................................            27,503
                                                             -------------
     Total Liabilities..................................           459,600
                                                             -------------
Net Assets..............................................     $  33,167,652
                                                             =============




See notes to financial statements.

Statement of Operations
-----------------------
For the Six Months Ended March 31, 2002 (Unaudited)


Investment Income:
Dividends...............................................      $    184,010
Interest................................................             8,271
                                                              ------------
   Total Investment Income (net of foreign taxes
     withheld of $26,287)...............................           192,281
                                                              ------------

Expenses:
Management fee..........................................           156,337
Bookkeeping fee.........................................             4,999
Transfer agent fee......................................             2,975
Trustees' fee...........................................             3,868
Custody fee.............................................            28,102
Other expenses..........................................            15,062
                                                              ------------
   Total Expenses.......................................           211,343
Custody earnings credit.................................               (27)
                                                              ------------
   Total Operating Expenses.............................           211,316
Interest expense........................................                95
                                                              ------------
   Net Expenses.........................................           211,411
                                                              ------------
Net Investment Loss.....................................           (19,130)
                                                              ------------

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency:
Net realized loss on:
   Investments..........................................        (3,154,824)
   Foreign currency transactions........................           (46,177)
                                                              ------------
     Net realized loss..................................        (3,201,001)
                                                              ------------
Net change in unrealized appreciation/depreciation on:
   Investments..........................................         3,525,810
   Foreign currency translations........................              (234)
                                                              ------------
     Net change in unrealized appreciation/
       depreciation.....................................         3,525,576
                                                              ------------
Net Gain................................................           324,575
                                                              ------------
Net Increase in Net Assets from Operations..............      $    305,445
                                                              ------------




See notes to financial statements.

Statement of Changes in Net Assets

                                               (UNAUDITED)
                                               SIX MONTHS
                                                     ENDED      YEAR ENDED
                                                 MARCH 31,   SEPTEMBER 30,
Increase (Decrease) in Net Assets:                    2002            2001
                                            --------------  --------------
Operations:
Net investment income (loss)...............     $  (19,130)    $   259,430
Net realized loss on investments and foreign
   currency transactions...................     (3,201,001)     (6,074,999)
Net change in unrealized appreciation/
   depreciation on investments and
   foreign currency translations...........      3,525,576     (17,036,776)
                                            --------------  --------------
Net Increase (Decrease) from Operations....        305,445     (22,852,345)
                                            --------------  --------------
Net Transactions in Investors'
Beneficial Interest:
   Contributions ..........................      7,255,029     158,809,523
   Withdrawals ............................    (16,561,110)   (188,857,422)
                                            --------------  --------------
Net Decrease from Transactions in
   Investors' Beneficial Interest..........     (9,306,081)    (30,047,899)
                                            --------------  --------------
Total Decrease in Net Assets...............     (9,000,636)    (52,900,244)

Net Assets:
Beginning of period........................     42,168,288      95,068,532
                                            --------------  --------------
End of period.............................. $   33,167,652  $   42,168,288
                                            ==============  ==============




See notes to financial statements.

STEIN ROE INTERNATIONAL FUND


Statement of Assets and Liabilities
-----------------------------------
March 31, 2002 (Unaudited)

Assets:
Investments in Portfolio, at value......................      $ 33,167,552
Receivable for:
   Fund shares sold.....................................            74,722
Deferred Trustees' compensation plan....................             4,021
Other assets............................................            87,342
                                                              ------------
     Total Assets.......................................        33,333,637
                                                              ------------

Liabilities:
Payable for:
   Fund shares repurchased..............................           179,896
   Administration fee...................................             4,365
   Transfer agent fee...................................             9,941
   Bookkeeping fee......................................             2,019
   Trustees' fee........................................             2,358
Deferred Trustees' fee..................................             4,021
Other liabilities.......................................            22,660
                                                              ------------
     Total Liabilities..................................           225,260
                                                              ------------
NET ASSETS..............................................      $ 33,108,377
                                                              ============


Composition of Net Assets:
Paid-in capital.........................................      $ 44,856,120
Accumulated net investment loss allocated from
   Portfolio............................................          (353,163)
Accumulated net realized loss on investments and
   foreign currency transactions allocated from
   Portfolio............................................       (10,345,993)
Net unrealized depreciation on investments and
   foreign currency transactions allocated from
   Portfolio............................................        (1,048,587)
                                                              ------------
NET ASSETS..............................................      $ 33,108,377
                                                              ============

Shares outstanding (unlimited number authorized)........         4,497,664
                                                              ------------
Net asset value per share...............................      $       7.36
                                                              ============




See notes to financial statements.

Statement of Operations
For the Six Months Ended March 31, 2002 (Unaudited)


Investment Income:
Dividends allocated from Portfolio......................     $     183,973
Interest allocated from Portfolio.......................             8,268
                                                             -------------
   Total Investment Income..............................           192,241
                                                             -------------

Expenses:
Expenses allocated from Portfolio.......................           211,341
Administration fee......................................            27,589
Bookkeeping fee.........................................             3,255
Transfer agent fee......................................            36,977
Trustees' fee...........................................             3,714
Registration fee........................................            16,844
Other expenses..........................................            21,806
                                                             -------------
   Total Expenses.......................................           321,526
                                                             -------------
Net Investment Loss.....................................          (129,285)
                                                             -------------

Net Realized and Unrealized Gain (Loss)
on Investments and Foreign Currency
Allocated from Portfolio:
Net realized loss on:
   Investments..........................................        (3,148,204)
   Foreign currency transactions........................           (46,025)
                                                             -------------
     Net realized loss allocated from Portfolio.........        (3,194,229)
                                                             -------------
Net change in unrealized appreciation/depreciation on
     investments allocated from Portfolio...............         3,517,419
                                                             -------------
Net Gain................................................           323,190
                                                             -------------

Net Increase in Net Assets from Operations..............      $    193,905
                                                              ------------



See notes to financial statements.

Statement of Changes in Net Assets

                                               (UNAUDITED)
                                               SIX MONTHS
                                                     ENDED      YEAR ENDED
                                                 MARCH 31,   SEPTEMBER 30,
Increase (Decrease) in Net Assets:                    2002            2001
                                            --------------  --------------
Operations:
Net investment loss........................ $     (129,285) $     (102,616)
Net realized loss on investments and foreign
   currency transactions allocated
   from Portfolio..........................     (3,194,229)     (6,061,318)
Net change in unrealized appreciation/depreciation
   allocated from Portfolio................      3,517,419     (17,008,428)
                                            --------------  --------------
Net Increase (Decrease) from Operations....        193,905     (23,172,362)
                                            --------------  --------------

Distributions Declared to Shareholders:
From net investment income.................             --        (478,139)
In excess of net investment income.........             --         (70,247)
                                            --------------  --------------
Total Distributions Declared
   to Shareholders.........................             --        (548,386)
                                            --------------  --------------
Share Transactions:
   Subscriptions ..........................     10,329,112     234,149,483
   Distributions reinvested ...............             --         339,319
   Redemptions ............................    (19,704,762)   (270,742,615)
                                            --------------  --------------
Net Decrease from Share Transactions.......     (9,375,650)    (36,253,813)
                                            --------------  --------------
Total Decrease in Net Assets...............     (9,181,745)    (59,974,561)

Net Assets:
Beginning of period........................     42,290,122     102,264,683
                                            --------------  --------------
End of period.............................. $   33,108,377  $   42,290,122
                                            ==============  ==============
Changes in Shares:
   Subscriptions ..........................      1,408,511      25,249,349
   Issued for distributions reinvested.....             --          34,227
   Redemptions ............................     (2,680,175)    (28,985,481)
                                            --------------  --------------
     Net Decrease..........................     (1,271,664)     (3,701,905)
                                            --------------  --------------



See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS


Notes to Financial Statements
-----------------------------
March 31, 2002 (Unaudited)




Note 1. Accounting Policies Organization

     Stein Roe International Fund (the "Fund") is a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company, which is registered under the Investment Company Act of 1940, and is organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F International Portfolio (the "Portfolio"). The Fund may issue an unlimited number of shares.
     The Portfolio is a series of SR&F Base Trust, which is registered under the Investment Company Act of 1940, and is organized as a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations on February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains (losses) to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At March 31, 2002, the Fund owned 100.0% of the Portfolio.
     The financial statements for the Portfolio are included elsewhere in this report. The Fund records daily its proportionate share of the Portfolio's income, expenses, and realized and unrealized gains (losses). In addition, the Fund accrues its own expenses.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and the Portfolio in the preparation of the financial statements.

Security valuation and transactions:

     Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.
     Forward currency contracts are valued based on the weighted value of exchange-traded contracts with similar durations.
     Short-term obligations with a maturity of 60 days or less are valued at amortized cost.
     The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.
     Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Trustees.
     Investments for which market quotations are not readily available are valued at fair value under procedures approved by the Board of Trustees.
     Security transactions are accounted for on the date the securities are purchased, sold or mature.
     Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Federal income taxes:

     No provision is made for federal income taxes since (a) the Fund intends to continue to qualify as a "regulated investment company" and makes distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.
     The Fund intends to utilize provisions of the federal income tax law, which allows the Fund to carry a realized capital loss forward up to eight years following the year to the loss, and offset such losses against any future realized gains.
     At September 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

                   Year of           Capital Loss
                 Expiration          Carryforward
                 ----------          ------------
                    2009               $194,260

     Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.
     Additionally, $6,628,818 of net capital losses attributable to security transactions, occurring after October 31, 2000, are treated as arising on October 1, 2001, the first day of the Fund's current taxable year.

Distributions to shareholders:

     Distributions to shareholders are recorded on the ex-date.
     The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign currency transactions:

     Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.
     The Portfolio does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) from investments.

Forward currency contracts:

     The Portfolio may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the purchases and sales of securities. The Portfolio may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contract is closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Portfolio's securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other:

     Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Portfolio becomes aware of such), net of nonreclaimable tax withholdings. Where a high level of uncertainty exists, income on securities is net of all tax withholdings with any rebates recorded when received.

Note 2. Fees and Compensation Paid to Affiliates

Management fee:

     Newport Fund Management, Inc. (the "Advisor") is the investment advisor of the Portfolio and receives a monthly fee equal to 0.85% annually of the Portfolio's average daily net assets. Prior to January 26, 2001, the investment advisor was Stein Roe & Farnham, Incorporated ("Stein Roe") and received 0.85% annually of the Portfolio's average daily net assets.
     On November 1, 2001, Liberty Financial Companies, Inc., the former intermediate parent of the Portfolio's investment advisor, completed the sale of its asset management business, including the Advisor, to a subsidiary of FleetBoston Financial Corporation. This transaction resulted in a change of control of the Portfolio's investment advisor and, therefore, an assignment of its existing investment advisory contract with the Portfolio. The Fund had obtained approval of a new investment advisory contract by the Portfolio's Board of Managers and shareholders, which became effective upon completion of the sale. This contract is identical to the current contract in all material respects except for its effective and termination dates.

Administration fee:

     Stein Roe provides accounting and other services for a monthly fee paid by the Fund equal to 0.15% annually of the Fund's average daily net assets.

Bookkeeping fee:

     Stein Roe is responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), Stein Roe has delegated those functions to State Street Bank and Trust Company ("State Street"). Stein Roe pays fees to State Street under the Outsourcing Agreement.
     Under its pricing and bookkeeping agreement with the Portfolio and the Fund, the Advisor receives from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

Transfer agent fee:

     Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions and reimbursement for certain out-of-pocket expenses.
     The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

Other:

     The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.
     The Portfolio has an agreement with its custodian bank under which $27 of custody fees were reduced by balance credits for the six months ended March 31, 2002. The Portfolio could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

Note 3. Portfolio Information

     For the six months ended March 31, 2002, the Portfolio's purchases and sales of investments, other than short-term obligations, were $4,722,055 and $14,312,516 respectively.
     Unrealized appreciation (depreciation) at March 31, 2002, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation:   $ 3,691,426
Gross unrealized depreciation:    (4,743,679)
                                 -----------
Net unrealized depreciation:     $(1,052,253)
                                 ===========

Other:

     There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions. In addition, concentration of investments in a single region or country may result in greater volatility.
     The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 4. Line of Credit

     The Trust and SR&F Base Trust (collectively, the "Trusts") participate in an unsecured line of credit provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts for the line of credit are $200 million. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to the Trusts and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trusts as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual fund will have access to the entire line of credit at any particular time. During the six months ended March 31, 2002, the Fund had borrowings of $389,255 at 2.3% interest under the agreement.


FINANCIAL HIGHLIGHTS



SR&F International Portfolio
Selected data for a share outstanding throughout each period is as follows:

                                               (UNAUDITED)                                                            PERIOD
                                                SIX MONTHS                                                             ENDED
                                                     ENDED                  YEARS ENDED SEPTEMBER 30,              SEPTEMBER
                                                 MARCH 31,    ------------------------------------------------           30,
                                                      2002         2001         2000         1999         1998       1997(a)
                                                 ---------    ---------    ---------    ---------    ---------     ---------
Ratios to Average Net Assets:
Expenses (b).............................            1.15%(c)     1.09%        0.99%        1.03%        1.02%         0.98%(c)
Net investment income (loss) (b).........           (0.10)%(c)    0.40%        1.06%        1.70%        1.13%         1.58%(c)
Portfolio turnover rate..................              13%(d)       45%         118%          44%          32%           18%

(a)  The Portfolio commenced operations on February 3, 1997.
(b)  The benefits derived from custody credits, if applicable, had no impact.
(c)  Annualized.
(d)  Not annualized.


Stein Roe International Fund
Selected data for a share outstanding throughout each period is as follows:

                                                    (UNAUDITED)
                                                     SIX MONTHS
                                                          ENDED                          YEARS ENDED SEPTEMBER 30,
                                                      MARCH 31,   ---------------------------------------------------------------
                                                           2002         2001         2000         1999         1998          1997
                                                     ----------   ----------   ----------   ----------   ----------    ----------
Net Asset Value, Beginning of Period...............  $     7.33    $   10.80    $   12.07   $     9.16    $   11.79     $   10.96
                                                     ----------   ----------   ----------   ----------   ----------    ----------
Income From Investment Operations:
Net investment income (loss) (a)...................       (0.03)       (0.01)        0.07         0.14         0.07          0.06
Net realized and unrealized gain
   (loss) on investments...........................        0.06        (3.39)       (1.07)        2.87        (2.01)         0.99
                                                     ----------   ----------   ----------   ----------   ----------    ----------
   Total from Investment Operations................        0.03        (3.40)       (1.00)        3.01        (1.94)         1.05
                                                     ----------   ----------   ----------   ----------   ----------    ----------
Less Distributions Declared to Shareholders:
From net investment income.........................          --        (0.06)       (0.11)       (0.10)       (0.11)        (0.08)
In excess of net investment income.................          --        (0.01)         --           --           --            --
From net realized gains............................          --           --        (0.16)       --           (0.58)        (0.14)
                                                     ----------   ----------   ----------   ----------   ----------    ----------
   Total Distributions Declared to Shareholders....          --        (0.07)       (0.27)       (0.10)       (0.69)        (0.22)
                                                     ----------   ----------   ----------   ----------   ----------    ----------
Net Asset Value, End of Period.....................  $     7.36   $     7.33    $   10.80    $   12.07   $     9.16     $   11.79
                                                     ==========   ==========   ==========   ==========   ==========    ==========
Total return (b)...................................       0.41%(c)  (31.66)%      (8.58)%       33.02%     (16.67)%         9.84%
                                                     ==========   ==========   ==========   ==========   ==========    ==========
Ratios to Average Net Assets:
Expenses...........................................      1.75%(d)     1.64%        1.48%        1.57%(e)     1.53%         1.55%
Net investment income (loss).......................    (0.70)%(d)    (0.16)%       0.56%        1.16%(e)     0.62%         0.55%
Portfolio turnover rate............................        N/A          N/A          N/A          N/A          N/A           11%(f)
Net assets, end of period (000's)..................   $  33,108    $  42,290     $102,264     $114,926     $114,244      $166,088

(a) Per share data was calculated using average shares outstanding for the period.
(b)  Total return at net asset value assuming all distributions reinvested.
(c)  Not Annualized.
(d)  Annualized.
(e) During the year ended September 30, 1999, the Fund experienced a one-time reduction in its expenses of twelve basis points as a result of expenses in a prior period. The Fund's ratios disclosed above reflect the actual rate at which expenses accrued were incurred throughout the fiscal year without the reduction.
(f)  Prior to commencement of operations of the Portfolio.



26-27 [SPREAD]

                       This page intentionally left blank

TRANSFER AGENT


Important Information About This Report
The Transfer Agent for Stein Roe International Fund is:

Liberty Funds Services, Inc.
PO Box 8081
Boston, MA  02266-8081

Please make a note of our new mailing address, effective immediately.

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-338-2550 and additional reports will be sent to you.


Semiannual Report:
Stein Roe International Fund

[LOGO: STEIN ROE MUTUAL FUNDS]
One Financial Center
Boston, MA 02111-2621
800-338-2550



S12-03/359J-0302 (05/02)
02/762